Nature of Operations - Additional Information (Detail)	1 Months Ended			9 Months Ended	12 Months Ended
	Aug. 31, 2012 GBP (£)	Sep. 30, 2010 ClinicalTrials Patient	Apr. 21, 2010 USD ($)	Sep. 30, 2012 Employee Patient	Dec. 31, 2010 ClinicalTrials
Nature Of Operations [Line Items]
Initial public offering (IPO), shares sold			6,550,000
Initial public offering (IPO), price per share			$ 11.00
Initial public offering (IPO), net proceeds			$ 68,395,000
Reverse split of common and preferred stock			0.2941
Number of clinical trials		2			2
Patients with chronic DME		956		800
Appraisal consultation document fee received	£ 5,500
Number of employees expected to hire				3